Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Peformance

In accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationships between Compensation Actually Paid to our NEOs and Company performance. In this section, we refer to “Compensation Actually Paid” and other terms used in the applicable SEC rules. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with its financial and operational performance, refer to the Compensation Discussion section of this proxy statement. The following table sets forth additional compensation information of our CEO and our other NEOs (averaged) along with total shareholder return, net income, and nonperforming assets ratio performance results for our fiscal years ending in 2020, 2021 and 2022:

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMP. TABLE TOTAL FOR CEO (1)(2) ($)	COMP. ACTUALLY PAID TO CEO (1)(2) ($)	AVERAGE SUMMARY COMP. TABLE FOR OTHER NEOS (1)(2) ($)	AVERAGE COMP. ACTUALLY PAID TO OTHER NEOS (1)(2) ($)	TOTAL SHAREHOLDER RETURN (3) ($)	PEER GROUP TOTAL SHAREHOLDER RETURN (3)(4) ($)	NET INCOME ($ IN MILLIONS)	COMPANY-SELECTED MEASURE: NONPERFORMING ASSETS RATIO (5)
2022	1,816,153	342,701	668,807	194,445	105.3	98.4	35,441	0.17%
2021	1,920,277	2,900,421	725,604	1,031,657	202.5	118.6	48,114	0.20%
2020	2,033,211	2,032,702	685,865	686,223	122.9	87.2	29,453	0.22%

(1)	For 2020 through 2022, our CEO was David Becker and the other NEOs were: Nicole S. Lorch (President from and after July 1, 2021, Chief Operating Officer at all times and Secretary from and after June 11, 2022), Kenneth J. Lovik (Executive Vice President and Chief Financial Officer) and C. Charles Perfetti (Executive Vice President and Secretary until June 10, 2022).
(2)	We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from the Summary Compensation Table (“SCT”) total related to pension value is not needed. A reconciliation of Total Compensation from the SCT to Compensation Actually Paid to our CEO and our Other NEOs (as an average) is shown below:

Adjustments	2022		2021		2020
	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	1,816,153	668,807	1,920,277	725,604	2,033,211	685,865
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(606,670)	(213,495)	(645,269)	(201,981)	(707,580)	(208,253)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	309,716	110,757	851,142	270,104	630,326	187,011
(Subtraction) Addition: Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(1,001,841)	(317,634)	496,278	151,140	109,201	34,724
Addition: Change in vesting date fair value of awards granted and vesting during such year	-	-	130,912	41,536	96,969	28,750
(Subtraction) Addition: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(174,657)	(53,990)	147,081	45,254	(130,024)	(41,874)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	–	–	–	–	–	–
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year
Compensation Actually Paid (as calculated)	342,701	194,445	2,900,421	1,031,657	2,032,702	686,223

(3)	Total shareholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table.
(4)	Our peer group used for the Total Shareholder Return calculations is the S&P U.S. BMI Banks Index, which is the industry index used to show our performance in our Form 10-K.
(5)	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we used to link Compensation Actually Paid to our NEOs for fiscal years 2020 through 2022 to our company’s performance, is our ratio of nonperforming assets to total assets, which we refer to as our “nonperforming assets ratio.” This measure is one of the four metrics used to determine annual bonus plan awards for each of the three years presented. Further, all PRSUs granted in each of the three years require a threshold nonperforming asset ratio in order to vest and settle into shares.

Company Selected Measure Name	NONPERFORMING ASSETS RATIO
Peer Group Issuers, Footnote [Text Block]
(4)	Our peer group used for the Total Shareholder Return calculations is the S&P U.S. BMI Banks Index, which is the industry index used to show our performance in our Form 10-K.

PEO Total Compensation Amount	$ 1,816,153	$ 1,920,277	$ 2,033,211
PEO Actually Paid Compensation Amount	$ 342,701	2,900,421	2,032,702
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from the Summary Compensation Table (“SCT”) total related to pension value is not needed. A reconciliation of Total Compensation from the SCT to Compensation Actually Paid to our CEO and our Other NEOs (as an average) is shown below:

Adjustments	2022		2021		2020
	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	1,816,153	668,807	1,920,277	725,604	2,033,211	685,865
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(606,670)	(213,495)	(645,269)	(201,981)	(707,580)	(208,253)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	309,716	110,757	851,142	270,104	630,326	187,011
(Subtraction) Addition: Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(1,001,841)	(317,634)	496,278	151,140	109,201	34,724
Addition: Change in vesting date fair value of awards granted and vesting during such year	-	-	130,912	41,536	96,969	28,750
(Subtraction) Addition: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(174,657)	(53,990)	147,081	45,254	(130,024)	(41,874)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	–	–	–	–	–	–
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year
Compensation Actually Paid (as calculated)	342,701	194,445	2,900,421	1,031,657	2,032,702	686,223

Non-PEO NEO Average Total Compensation Amount	$ 668,807	725,604	685,865
Non-PEO NEO Average Compensation Actually Paid Amount	$ 194,445	1,031,657	686,223
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from the Summary Compensation Table (“SCT”) total related to pension value is not needed. A reconciliation of Total Compensation from the SCT to Compensation Actually Paid to our CEO and our Other NEOs (as an average) is shown below:

Adjustments	2022		2021		2020
	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	1,816,153	668,807	1,920,277	725,604	2,033,211	685,865
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(606,670)	(213,495)	(645,269)	(201,981)	(707,580)	(208,253)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	309,716	110,757	851,142	270,104	630,326	187,011
(Subtraction) Addition: Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(1,001,841)	(317,634)	496,278	151,140	109,201	34,724
Addition: Change in vesting date fair value of awards granted and vesting during such year	-	-	130,912	41,536	96,969	28,750
(Subtraction) Addition: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(174,657)	(53,990)	147,081	45,254	(130,024)	(41,874)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	–	–	–	–	–	–
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year
Compensation Actually Paid (as calculated)	342,701	194,445	2,900,421	1,031,657	2,032,702	686,223

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	COMPENSATION ACTUALLY PAID (CAP) VERSUS TOTAL SHAREHOLDER RETURN (TSR)
Compensation Actually Paid vs. Net Income [Text Block]	COMPENSATION ACTUALLY PAID (CAP) VERSUS NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]	COMPENSATION ACTUALLY PAID (CAP) VERSUS NONPERFORMING ASSETS RATIO
Tabular List [Table Text Block]

Tabular List of Important Financial Performance Measures

The following table lists the most important financial performance measures, not disclosed in the Pay versus Performance chart above, that we used to link Compensation Actually Paid to the NEOs for fiscal 2022 to our performance:

Financial Performance Measure
Nonperforming Assets Ratio

Asset Growth Rate
Return on Average Assets
Net Interest Income

Total Shareholder Return Amount	$ 105.3	202.5	122.9
Peer Group Total Shareholder Return Amount	98.4	118.6	87.2
Net Income (Loss)	$ 35,441,000,000	$ 48,114,000,000	$ 29,453,000,000
Company Selected Measure Amount	0.17	0.2	0.22
PEO Name	David Becker
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Nonperforming Assets Ratio
Non-GAAP Measure Description [Text Block]
(5)	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we used to link Compensation Actually Paid to our NEOs for fiscal years 2020 through 2022 to our company’s performance, is our ratio of nonperforming assets to total assets, which we refer to as our “nonperforming assets ratio.” This measure is one of the four metrics used to determine annual bonus plan awards for each of the three years presented. Further, all PRSUs granted in each of the three years require a threshold nonperforming asset ratio in order to vest and settle into shares.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Asset Growth Rate
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Interest Income
David Becker [Member] | SCT amounts
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (606,670)	$ (645,269)	$ (707,580)
David Becker [Member] | Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	309,716	851,142	630,326
David Becker [Member] | Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,001,841)	496,278	109,201
David Becker [Member] | Change in vesting date fair value of awards granted and vesting during such year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		130,912	96,969
David Becker [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(174,657)	147,081	(130,024)
Non-PEO NEO [Member] | SCT amounts
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(213,495)	(201,981)	(208,253)
Non-PEO NEO [Member] | Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	110,757	270,104	187,011
Non-PEO NEO [Member] | Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(317,634)	151,140	34,724
Non-PEO NEO [Member] | Change in vesting date fair value of awards granted and vesting during such year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		41,536	28,750
Non-PEO NEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (53,990)	$ 45,254	$ (41,874)